Amounts Due from/(to) Related Parties	6 Months Ended
Sep. 30, 2025
Amounts Due from/(to) Related Parties [Abstract]
AMOUNTS DUE FROM/(TO) RELATED PARTIES

9. AMOUNTS DUE FROM/(TO) RELATED PARTIES

Name of related parties	Relationship	As of September 30, 2025	As of March 2025
		US$	US$
K-Mark Industrial Limited	Related company with common directors and shareholders	(501)	(503)
Bright Forward Technology Limited	Related company with common directors and shareholders	(152,900)	(446,519)
Kwok Yiu Keung	Shareholder of the Company	1,941	-
Kwok Yiu Keung	Director and shareholder of the Company	(3,854)	(3,872)
		(155,314)	(450,894)

	As of September 2025	As of March 2025
	US$	US$
	(Unaudited)	(Audited)
Representing:
Amounts due from related parties	1,941	-
Amounts due to related parties	(157,255)	(450,894)
	(155,314)	(450,894)

The amounts due from/(to) related parties are unsecured, interest-free and repayable on demand.